Financial Instruments and Risk Management (Details) - Schedule of convertible securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of convertible securities [Abstract]
Convertible securities at beginning	$ (194)	$ (757)
Payments of convertible securities	536	966
Conversion of convertible securities to regular loan	630
Loss due to change in fair value of convertible securities	(3,677)	(289)
Convertible to shares		80
Issuance of convertible securities	(4,537)	(194)
Convertible securities at ending	$ (7,242)	$ (194)